RESTATEMENT - Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Sep. 10, 2020
Balance Sheet
Warrant liabilities	$ 25,104,000		$ 43,147,500	$ 43,147,500
Liabilities	40,638,405		55,927,140	55,830,550
Ordinary shares subject to possible redemption	299,891,260		286,467,670	286,466,240
Accumulated deficit	2,338,422		(1,767,451)	(1,588,878)
Additional paid-in capital	2,660,273		6,766,010	6,587,441
Total Shareholder's Equity	5,000,009	$ 5,000,003	5,000,007	5,000,010	$ 0
Previously Reported [Member]
Balance Sheet
Liabilities			12,779,640	12,683,050
Ordinary shares subject to possible redemption			329,615,170	329,793,740
Accumulated deficit			(183,573)	(5,000)
Additional paid-in capital			5,182,563	5,003,995
Total Shareholder's Equity			5,000,007	5,000,010
Correction of negative balance in additional-paid-in capital
Balance Sheet
Accumulated deficit		4,788,716
Additional paid-in capital		0
Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities
Balance Sheet
Warrant liabilities			43,147,500	43,147,500
Liabilities			43,147,500	43,147,500
Ordinary shares subject to possible redemption			(43,147,500)	(43,147,500)
Accumulated deficit			(1,583,878)	(1,583,878)
Additional paid-in capital			1,583,447	1,583,447
Class A Ordinary Share
Balance Sheet
Class A ordinary shares	451		585	584
Total Shareholder's Equity	451	424	585		0
Class A Ordinary Share | Previously Reported [Member]
Balance Sheet
Class A ordinary shares			154	152
Class A Ordinary Share | Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities
Balance Sheet
Class A ordinary shares			431	$ 432
Class B Ordinary Share
Balance Sheet
Class A ordinary shares	863		863
Total Shareholder's Equity	$ 863	$ 863	$ 863		$ 0